Principal Accounting Policies - Summary of Balance Sheet Amounts and Balances of the Consolidated VIEs (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 5,137,312	$ 744,840	¥ 4,284,291	¥ 10,060,391
Restricted cash—current	83,759	12,144	65,822	86,277
Short-term investments	21,087,089	3,057,341	21,634,642
Accounts receivable, net of allowance	13,015	1,887	29,139
Amounts due from related parties	0	0	7,075
Loans receivable, net	2,648,449	383,989	1,777,667
Prepayments and other current assets	2,034,427	294,964	1,099,607
Restricted cash—non-current	0	0	13,500	¥ 13,500
Property and equipment, net	108,824	15,778	102,158
Investments in equity investees	1,774,270	257,245	1,678,351
Goodwill	3,124,828	453,057	3,124,828
Intangible assets, net	502,421	72,844	557,016
Deferred tax assets	41,490		20,492
Operating lease right-of-use assets and land use rights	132,000	19,138	0
Other non-current assets	8,427	1,222	3,847
TOTAL ASSETS	36,696,311	5,320,464	34,398,435
LIABILITIES
Short-term loans	0	0	9,000
Accounts payable	27,953	4,053	29,381
Prepaid for freight listing fees and other service fees	462,080	66,995	383,236
Income tax payable	52,233	7,573	31,538
Other tax payable	721,597	104,622	894,592
Operating lease liabilities — current	44,590	6,465	0
Accrued expenses and other current liabilities	1,301,160	188,649	1,206,179
Deferred tax liabilities	121,611	17,632	135,764
Operating lease liabilities — non-current	35,931	5,210	0
TOTAL LIABILITIES	2,889,307	$ 418,909	2,869,549
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Cash and cash equivalents	2,474,166		2,948,946
Restricted cash—current	12,095		63,294
Short-term investments	0		550,000
Accounts receivable, net of allowance	8,577		28,734
Amounts due from related parties	0		7,075
Loans receivable, net	0		1,774,038
Prepayments and other current assets	1,604,354		849,323
Restricted cash—non-current	0		13,500
Property and equipment, net	18,449		100,931
Investments in equity investees	0		670,110
Goodwill	283,256		283,256
Intangible assets, net	106,928		119,298
Deferred tax assets	6,570		20,492
Operating lease right-of-use assets and land use rights	74,820		0
Other non-current assets	5,960		3,836
TOTAL ASSETS	4,595,175		7,432,833
LIABILITIES
Short-term loans	0		9,000
Accounts payable	6,374		29,077
Prepaid for freight listing fees and other service fees	436,806		383,153
Income tax payable	8,082		21,573
Other tax payable	682,030		566,479
Operating lease liabilities — current	39,649		0
Accrued expenses and other current liabilities	883,965		1,045,484
Deferred tax liabilities	23,358		26,415
Operating lease liabilities — non-current	34,036		0
TOTAL LIABILITIES	¥ 2,114,300		¥ 2,081,181